Other gains, net - Summary of Detailed Information About Other Gains Losses Net Explanatory (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disclosure Of Other Gains Losses Net [Abstract]
Non-operating income	¥ 24,805		¥ 7,617	¥ 138
Non-operating expenses	(334)		(300)	0
Total	¥ 24,471	$ 3,447	¥ 7,317	¥ 138